UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2001

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Gryphon Capital Management, LLC
Address:	Four Maritime Plaza
		San Francisco, CA  94111

Form 13F File Number:	28-05481

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Joseph E. Sweeney
Title:	Manager
Phone:	415-274-6850

Signature, Place and Date of Signing:

	Joseph E. Sweeney		San Francisco, CA		November 14, 2001

Report Type (Check only one.):

X	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	7

Form 13F Information Table Value Total:			7,581





List of Other Included Managers:

NONE

<Page

NAME OF ISSUER			TITLE OF	CUSIP		VALUE	    SHARES	   SH/    PUT/	INV.	OTHER	VOTING AUTH
					CLASS				X1000			   PRN    CALL	DISC	MGR	SOLE    SHR   NONE

Walt Disney Co.              Common      254687106     745       40,000     SH            Sole       40,000
EMC Corp.                    Common      268648102    1175      100,000     SH            Sole      100,000
Nexmed Inc.                  Common      652903105     136       54,900     SH            Sole       54,900
Procter & Gamble             Common      742718109    2912       40,000     SH            Sole       40,000
Sprint Corp.                 Common      852061506     263       10,000     SH            Sole       10,000
Verso Technologies           Common      925317109     371      598,674     SH            Sole      598,674
Wal-Mart                     Common      931142103    1980       40,000     SH            Sole       40,000


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